SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended			21 Months Ended	36 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Product Information [Line Items]
Net Income (Loss) Attributable to Parent	$ 12,669		$ 283,276
Cash and Cash Equivalents, at Carrying Value	298,437		84,487
Working capital	982,841
Retained Earnings (Accumulated Deficit)	(509,717)		(472,503)
Deferred Revenue	465,178		306,785
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,371,122		$ 1,106,349
Cash and cash equivalents rate	99.00%		99.00%
Operating lease right-of-use assets	$ 1,065,352		$ 545,745
Operating lease liabilities	$ 1,065,352		$ 545,745
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration of credit risk	10.00%	10.00%	10.00%
Minimum [Member]
Product Information [Line Items]
Tax rate	1.00%	1.00%
Maximum [Member]
Product Information [Line Items]
Tax rate	3.00%	3.00%
Valued Added Tax [Member]
Product Information [Line Items]
VAT monthly small scale | ¥					¥ 100,000	¥ 300,000
VAT monthly small scale | ¥						¥ 100,000
Vat rate description	3% to 1%	3% to 1%
Tax rate for assessable income	3.00%	3.00%
Income tax percentage, small-scale taxpayers	6.00%	6.00%
Income tax percentage, exempt from VAT payments	3.00%	3.00%
Valued Added Tax [Member] | Minimum [Member]
Product Information [Line Items]
VAT monthly small scale | ¥				¥ 150,000
VAT monthly small scale | ¥		¥ 100,000
VAT quarterly small scale | ¥		¥ 300,000
Conference and exhibition planning [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 551,424		$ 292,273
Recognition of revenue, percentage	40.00%	40.00%	26.00%
Consulting Service [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 132,124		$ 17,698
Recognition of revenue, percentage	10.00%	10.00%	1.60%
Human Resource Outsourcing [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 182,302		$ 121
Operating lease right-of-use assets	$ 1,065,352